INCREASE IN AUTHORIZED COMMON SHARES, DESIGNATION OF PREFERRED SHARES AND NAME CHANGE	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
INCREASE IN AUTHORIZED COMMON SHARES, DESIGNATION OF PREFERRED SHARES AND NAME CHANGE:
INCREASE IN AUTHORIZED COMMON SHARES AND NAME CHANGE, DESIGNATION OF PREFERRED SHARES AND NAME CHANGE

NOTE 7  INCREASE IN AUTHORIZED COMMON SHARES, DESIGNATION OF PREFERRED SHARES AND NAME CHANGE

On July 7, 2010, the board of directors of the Company and shareholders owning a majority of its issued and outstanding shares of common stock of the Company voted to approve (i) an increase in its authorized common shares to 500,000,000 shares and (ii) a change in the Company’s name to Kat Gold Holdings Corp. to better reflect the nature of its operations. The Company’s articles of incorporation were amended accordingly on August 2, 2010.

On April 20, 2012, the Company designated 2,500,000 shares of “Series A Convertible Preferred Stock” and made the rights and preferences of such series and the limitations or restrictions thereon as follows;

1.     Rank. The Series A Preferred shall, with respect to rights on liquidation, rank equivalent to all classes of the common stock of the Company.

2.     Dividends. The holders of the Series A Preferred shall not be entitled to receive any dividends on their shares of Series A Preferred.

3.     Conversion.  The holders of the Series A Preferred shall have optional conversion rights as follows:

(a)   Right to Convert.  Each share of Series A Preferred shall be convertible, at the option of the holder thereof, into one (1) fully paid and non-assessable share of Common Stock at any time from and after the date the Corporation’s net profits exceed $1,000,000.

4.     Voting Rights.  On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of the stockholders in lieu of a meeting), each holder of outstanding shares of Series A Preferred shall be entitled to cast twenty five (25) votes for each share of Series A Preferred held by such holder as of the record date for determining stockholders entitled to vote on such matter. Except as provided by law or by other provisions of the Company’s Certificate of Incorporation, holders of Series A Preferred shall vote together with holders of Common Stock as a single class.

On April 18, 2012, the Company executed a Securities Purchase Agreement (the “Purchase Agreement”) with Global Gold Incorporated, a corporation organized under the laws of the Province of British Columbia (“Global Gold”), and the shareholders of Global Gold (the “Sellers”), pursuant to which the Company acquired all of the issued and outstanding shares of the capital stock of Global Gold. The consideration that the Company paid (the “Purchase Price”) to the Sellers was an aggregate of 161,000,000 common shares of its common stock, of which 118,263,158 such common shares payable to Thomas Brookes and Matthew Sullivan, the principals of Global Gold, were placed in escrow and will be released in accordance with the terms of an escrow agreement. Matthew Sullivan then became the Company’s Chief Financial Officer. The transfer agent has not yet processed the 161,000,000 common shares as of the date of this filing but the Company is legally bound to deliver them as they are considered as issued and outstanding for legal and accounting purposes.

The 161,000,000common shares were valued at $0.10 per share, the closing stock price on the date of the closing, resulting in recorded goodwill of $11,600,000. The Company’s management, upon review, determined that such amount might not be fully recoverable due to future cash flows being an uncertainty and an adjustment to write down the property was recorded in the second quarter of 2012.

NOTE 7 INCREASE IN AUTHORIZED COMMON SHARES AND NAME CHANGE

On July 7, 2010, the board of directors of the Company and shareholders owning a majority of its issued and outstanding shares of common stock of the Company voted to approve (i) an increase in its authorized common shares to 500,000,000 shares and (ii) a change in the Company’s name to Kat Gold Holdings Corp. to better reflect the nature of its operations. The Company’s articles of incorporation were amended accordingly on August 2, 2010.